                                             JOHN M. RICHARDS
                                             CORPORATE COUNSEL


General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis MO 63128


                              September 8, 2014


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.   20549

Re:  General American Separate Account Two
     File No. 811-02162

Commissioners:

The Semi-Annual Reports dated June 30, 2014 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of General American Separate Account Two of General American Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

                              Sincerely,


                              /s/ John M. Richards

                              John M. Richards
                              Corporate Counsel
                              Metropolitan Life Insurance Company